SCHEDULE OF USEFUL LIFE OF PROPERTY AND EQUIPMENT ASSETS (Details)	Mar. 31, 2024	Dec. 31, 2023
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Minimum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years	10 years
Minimum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Maximum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years	25 years
Maximum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years